UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Manikay Partners, LLC
Address:  375 Park Avenue
          Suite 2701
          New York, NY 10152


13F File Number: 028-13323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:   David Drinkwater
Title:  Chief Compliance Officer
Phone:  212-588-6200


Signature, Place, and Date of Signing

/s/  David Drinkwater           New York, New York            August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  $447,614
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number          Name

1.        028-13324                 Manikay Master Fund, LP

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                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN 2         COLUMN 3   COLUMN        COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                                TITLE                      VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS            CUSIP   (X1000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE     SHARED NONE
AIRGAS INC                    COM               009363102  15,612     251,000  SH         DEFINED      1         251,000
ALCON INC                     COM SHS           H01301102  31,490     212,500  SH         DEFINED      1         212,500
ALCON INC                     COM SHS           H01301102  14,819     100,000  SH  CALL   DEFINED      1         100,000
ALLEGHENY ENERGY INC          COM               017361106   8,607     416,200  SH         DEFINED      1         416,200
BAXTER INTL INC               COM               071813109  12,192     300,000  SH         DEFINED      1         300,000
BLOCKBUSTER INC               CL B              093679207     311   1,244,712  SH         DEFINED      1       1,244,712
BOWNE & CO INC                COM               103043105   7,293     650,000  SH         DEFINED      1         650,000
BP PLC                        SPONSORED ADR     055622104  10,108     350,000  SH         DEFINED      1         350,000
BP PLC                        SPONSORED ADR     055622104  23,104     800,000  SH  CALL   DEFINED      1         800,000
COLGATE PALMOLIVE CO          COM               194162103  15,752     200,000  SH         DEFINED      1         200,000
CORELOGIC INC                 COM               21871D103  15,894     900,000  SH         DEFINED      1         900,000
CYBERSOURCE CORP              COM               23251J106   5,396     211,362  SH         DEFINED      1         211,362
DISCOVERY COMMUNICATNS NEW    COM SER C         25470F302  15,050     486,583  SH         DEFINED      1         486,583
FIRST AMERN FINL CORP         COM               31847R102   9,256     730,000  SH         DEFINED      1         730,000
FIDELITY NATL INFORMATION SV  COM               31620M106  16,763     625,000  SH         DEFINED      1         625,000
FORD MTR CO DEL               *W EXP 01/01/201  345370134   4,056   1,300,000  SH         DEFINED      1       1,300,000
INTERACTIVE DATA CORP         COM               45840J107   7,507     224,895  SH         DEFINED      1         224,895
JOHNSON & JOHNSON             COM               478160104  22,148     375,000  SH         DEFINED      1         375,000
COCA COLA CO                  COM               191216100  30,072     600,000  SH         DEFINED      1         600,000
LOEWS CORP                    COM               540424108  26,648     800,000  SH         DEFINED      1         800,000
LEGG MASON INC                COM               524901105  15,417     550,000  SH         DEFINED      1         550,000
LEGG MASON INC                COM               524901105  15,417     550,000  SH  PUT    DEFINED      1         550,000
MARINER ENERGY INC            COM               56845T305  15,036     700,000  SH         DEFINED      1         700,000
PFIZER INC                    COM               717081103  20,677   1,450,000  SH         DEFINED      1       1,450,000
RCN CORP                      COM NEW           749361200   8,146     550,000  SH         DEFINED      1         550,000
TRANSOCEAN LTD                REG SHS           H8817H100   2,317      50,000  SH         DEFINED      1          50,000
TRANSOCEAN LTD                REG SHS           H8817H100  13,899     300,000  SH  CALL   DEFINED      1         300,000
TRANSOCEAN INC                NOTE  1.625%12/1  893830AU3   9,650  10,000,000  PRN        DEFINED      1      10,000,000
SMITH INTL INC                COM               832110100  24,473     650,000  SH         DEFINED      1         650,000
VERISK ANALYTICS INC          CL A              92345Y106  20,930     700,000  SH         DEFINED      1         700,000
WUXI PHARMATECH CAYMAN INC    SPONS ADR SHS     929352102   9,576     600,000  SH         DEFINED      1         600,000


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